Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at acquisition date.

(Millions of yen)
Current assets	¥122,248

Property, plant and equipment	51,156
Intangible assets	56,297
Goodwill	77,253
Other noncurrent assets	42,658

Non-current assets	227,364

Total acquired assets	349,612

Total assumed liabilities	247,458

Net assets acquired	¥102,154